Summary of Significant Accounting Policies (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 11, 2024	Jan. 14, 2021	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 11, 2023
Summary of Significant Accounting Policies [Line Items]
Purchase of aggregate shares				11,221,954	11,221,954	15,566,667
Federal depository insurance coverage (in Dollars)				$ 250,000
Offering cost (in Dollars)				17,054,000	$ 17,054,000
Underwriters' discount (in Dollars)				16,500,000
Charged to temporary equity (in Dollars)				16,254,000
Other expenses (in Dollars)				800,000
Net tangible assets (in Dollars)				$ 5,000,001	$ 5,000,001
Redemption of common shares				26,068,281		26,068,281
Common Class A [Member]
Summary of Significant Accounting Policies [Line Items]
Share of ordinary share				23,615,000
Redemption of common shares			26,068,281	2,137,134
Redemption price (in Dollars per share)				$ 11.12	$ 11.12	$ 10.16
Ordinary shares subject to possible redemption				3,931,719	3,931,719	30,000,000
Conversion of stock				1,503,254
Common Class A [Member] | IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Share of ordinary share		30,000,000		30,000,000
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of stock				127,777
Extension Amendment Proposal [Member] | Common Class A [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption of common shares					26,068,281
Redemption price (in Dollars per share)				$ 10.167	$ 10.167		$ 10.167
Redemption amount (in Dollars)					$ 265,050,000
Ordinary shares subject to possible redemption				3,931,719	3,931,719	30,000,000
2024 Extension Meeting [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption of common shares	2,137,134
Redemption price (in Dollars per share)	$ 11.05
Aggregate redemption amount (in Dollars)	$ 23,615,331